UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21910
Claymore Exchange-Traded Fund Trust 2
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100

Date of fiscal year end: May 31

Date of reporting period: June 1, 2016 to August 31, 2016

Item 1.    Schedule of Investments.
Attached hereto.

Guggenheim Canadian Energy Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Shares	Value
COMMON STOCKS† - 99.7%
Canada - 99.7%
TransCanada Corp.	39,765	$1,802,388
AltaGas Ltd.[1]	62,984	1,629,265
Peyto Exploration & Development Corp.[1]	55,082	1,582,287
Canadian Natural Resources Ltd.	50,612	1,571,149
Keyera Corp.	50,719	1,565,194
Vermilion Energy, Inc.[1]	43,310	1,564,316
Suncor Energy, Inc.[1]	57,632	1,561,979
ARC Resources Ltd.[1]	88,694	1,546,678
Inter Pipeline Ltd.[1]	69,553	1,511,872
PrairieSky Royalty Ltd.[1]	76,118	1,490,974
Pembina Pipeline Corp.	48,401	1,455,664
Enbridge, Inc.	35,737	1,408,725
Crescent Point Energy Corp.	85,735	1,293,817
Veresen, Inc.[1]	125,251	1,233,370
Cameco Corp.	126,216	1,163,990
Whitecap Resources, Inc.	128,350	973,349
Enbridge Income Fund Holdings, Inc.[1]	39,617	950,832
Parkland Fuel Corp.	38,771	858,721
Gibson Energy, Inc.	57,691	786,186
Enerplus Corp.	98,120	682,776

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Canada - 99.7% (continued)
ShawCor Ltd.	26,355	$643,584
Mullen Group Ltd.	42,292	523,473
Pason Systems, Inc.	29,207	416,273
Secure Energy Services, Inc.	56,761	379,402
Enerflex Ltd.	32,313	329,028
Freehold Royalties Ltd.[1]	36,911	317,614
Ensign Energy Services, Inc.	50,585	297,638
TORC Oil & Gas Ltd.	47,187	277,645
Bonavista Energy Corp.	81,261	214,912
Bonterra Energy Corp.	10,548	199,215
Surge Energy, Inc.	90,190	157,414
Total Canada		30,389,730
Total Common Stocks
(Cost $34,428,943)		30,389,730
SECURITIES LENDING COLLATERAL†,2 - 38.8%
BNY Mellon Separately Managed Cash Collateral Account, 0.3277%	11,846,359	11,846,359
Total Securities Lending Collateral
(Cost $11,846,359)		11,846,359
Total Investments - 138.5%
(Cost $46,275,302)		$42,236,089
Other Assets & Liabilities, net - (38.5)%		(11,738,782)
Total Net Assets - 100.0%		$30,497,307

†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2016 — See Note 4.
2	Securities lending collateral — See Note 4.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$30,389,730	$—	$—	$30,389,730
Securities Lending Collateral	11,846,359	—	—	11,846,359
Total	$42,236,089	$—	$—	$42,236,089

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2016, there were no transfers between levels.

Guggenheim China Real Estate ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Shares	Value
COMMON STOCKS† - 99.8%
Financial - 86.1%
Link REIT	352,636	$2,564,046
Sun Hung Kai Properties Ltd.	174,195	2,452,328
Sino Land Company Ltd.	1,397,474	2,392,555
Cheung Kong Property Holdings Ltd.	321,500	2,258,904
China Resources Land Ltd.[1]	770,513	2,170,459
China Overseas Land & Investment Ltd.	638,992	2,113,017
New World Development Company Ltd.	1,575,648	1,976,479
Hongkong Land Holdings Ltd.	303,700	1,971,013
Henderson Land Development Company Ltd.	321,782	1,881,305
Hang Lung Properties Ltd.	622,934	1,419,857
Wheelock & Company Ltd.	240,149	1,374,624
Country Garden Holdings Company Ltd.	2,372,559	1,205,129
China Vanke Company Ltd. — Class H	387,291	993,598
China Evergrande Group	1,409,822	974,203
Hang Lung Group Ltd.	252,415	924,174
Hysan Development Company Ltd. — Class A	182,495	881,096
Swire Properties Ltd.	309,996	873,228
Fullshare Holdings Ltd.	1,608,768	819,239
Longfor Properties Company Ltd.	360,631	581,157
Kerry Properties Ltd.	182,631	530,935
Fortune Real Estate Investment Trust	398,536	509,682
Guangzhou R&F Properties Company Ltd. — Class H	298,708	504,474
Shimao Property Holdings Ltd.	357,797	498,174
Sino-Ocean Group Holding Ltd.	996,152	462,326
Champion REIT	647,224	413,029
Shenzhen Investment Ltd.	848,113	406,740
Sunac China Holdings Ltd.	530,122	368,370
China Jinmao Holdings Group Ltd.	1,162,713	362,751
Great Eagle Holdings Ltd.	73,799	332,996
SOHO China Ltd.	551,219	329,022
Chinese Estates Holdings Ltd.	138,886	299,017
Shui On Land Ltd.	984,258	279,159
Yuexiu Property Company Ltd.	1,767,617	268,900
KWG Property Holding Ltd.	396,847	266,551
CIFI Holdings Group Company Ltd.	782,000	244,981
Agile Group Holdings Ltd.	425,470	241,895
China South City Holdings Ltd.[1]	909,549	195,823

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Financial - 86.1% (continued)
Yuexiu Real Estate Investment Trust	297,335	$195,112
Sunlight Real Estate Investment Trust	292,044	184,486
Joy City Property Ltd.	1,118,000	178,724
K Wah International Holdings Ltd.	323,131	177,047
Hopson Development Holdings Ltd.	173,031	169,534
Poly Property Group Company Ltd.*,1	554,177	158,607
Renhe Commercial Holdings Company Ltd.*,1	5,381,929	149,175
Greentown China Holdings Ltd.*	178,573	145,957
Yanlord Land Group Ltd.	145,263	134,300
Tian An China Investment Company Ltd.	216,427	121,652
Glorious Property Holdings Ltd.*	734,300	89,933
China Overseas Grand Oceans Group Ltd.*	242,416	76,568
Total Financial		38,122,331
Diversified - 13.0%
Wharf Holdings Ltd.	384,306	2,715,050
Swire Pacific Ltd. — Class A	175,894	1,943,354
Swire Pacific Ltd. — Class B	280,185	553,381
Goldin Properties Holdings Ltd.*,1	369,506	354,417
Carnival Group International Holdings Ltd.*	1,527,945	187,134
Total Diversified		5,753,336
Consumer, Cyclical - 0.7%
Red Star Macalline Group Corporation Ltd. — Class H2	313,078	283,341
China New City Commercial Development Ltd.*	150,047	43,524
Total Consumer, Cyclical		326,865
Total Common Stocks
(Cost $45,506,871)		44,202,532
SECURITIES LENDING COLLATERAL†,3 - 0.3%
BNY Mellon Separately Managed Cash Collateral Account, 0.3589%	110,328	110,328
Total Securities Lending Collateral
(Cost $110,328)		110,328
Total Investments - 100.1%
(Cost $45,617,199)		$44,312,860
Other Assets & Liabilities, net - (0.1)%		(37,903)
Total Net Assets - 100.0%		$44,274,957

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2016 — See Note 4.
2
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $283,341 (cost $342,270), or 0.6% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Securities lending collateral — See Note 4.

REIT	Real Estate Investment Trust

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$44,202,532	$—	$—	$44,202,532
Securities Lending Collateral	110,328	—	—	110,328
Total	$44,312,860	$—	$—	$44,312,860

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2016, there were no transfers between levels.

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Shares	Value
COMMON STOCKS† - 99.6%
Financial - 19.0%
Fullshare Holdings Ltd.	2,767,531	$1,409,321
Far East Horizon Ltd.	1,076,918	1,006,563
China Everbright Ltd.	426,665	885,590
Guangzhou R&F Properties Company Ltd. — Class H	503,814	850,867
Credit China Holdings Ltd.*,1	1,281,364	745,022
Chongqing Rural Commercial Bank Company Ltd. — Class H	1,246,050	722,884
Shenzhen Investment Ltd.	1,427,212	684,466
Sunac China Holdings Ltd.	891,265	619,321
China Jinmao Holdings Group Ltd.*	1,954,129	609,662
Shanghai Industrial Holdings Ltd.	229,680	598,129
SOHO China Ltd.	929,377	554,745
Shui On Land Ltd.	1,712,934	485,829
Yuexiu Property Company Ltd.	3,082,183	468,879
KWG Property Holding Ltd.	668,893	449,277
Zall Group Ltd.*,1	803,667	441,373
Guotai Junan International Holdings Ltd.	1,207,704	440,623
Harbin Bank Company Ltd. — Class H2	1,499,373	436,856
CIFI Holdings Group Company Ltd.	1,357,705	425,336
Agile Group Holdings Ltd.	721,728	410,329
Shengjing Bank Company Ltd. — Class H2	353,215	387,515
China South City Holdings Ltd.[1]	1,589,118	342,131
Joy City Property Ltd.	1,973,775	315,529
Noah Holdings Ltd. ADR*,1	11,445	301,004
Hopson Development Holdings Ltd.	306,043	299,858
Poly Property Group Company Ltd.*,1	963,764	275,832
Logan Property Holdings Company Ltd.[1]	628,748	274,787
Renhe Commercial Holdings Company Ltd.*,1	9,608,453	266,325
Greentown China Holdings Ltd.*	312,342	255,294
Bank of Chongqing Company Ltd. — Class H	319,814	249,856
Yanlord Land Group Ltd.	261,278	241,560
Central China Securities Company Ltd. — Class H	508,121	232,550
Yuzhou Properties Company Ltd.	606,704	211,184
Yida China Holdings Ltd.	480,261	188,842
Huishang Bank Corporation Ltd. — Class H	390,000	184,020
China SCE Property Holdings Ltd.	712,589	169,954
Beijing Capital Land Ltd. — Class H	419,436	164,925
China Aoyuan Property Group Ltd.	716,205	161,583
Shanghai Industrial Urban Development Group Ltd.[1]	690,358	160,202

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Financial - 19.0% (continued)
Sunshine 100 China Holdings Ltd.[2]	386,141	$159,300
China Financial International Investments Ltd.*	2,227,447	157,939
CNinsure, Inc. ADR*,1	18,776	154,902
Glorious Property Holdings Ltd.*	1,232,023	150,891
Beijing Enterprises Medical & Health Group Ltd.*	2,412,864	146,201
Future Land Development Holdings Ltd.	779,332	144,679
China Overseas Property Holdings Ltd.	695,000	141,567
China Overseas Grand Oceans Group Ltd.*	440,773	139,220
Redco Properties Group Ltd.*,2	213,294	135,289
Guorui Properties Ltd.	351,579	118,300
Fantasia Holdings Group Company Ltd.*	708,314	109,579
Colour Life Services Group Company Ltd.*	134,338	105,818
National Agricultural Holdings Ltd.*	489,558	102,876
Wuzhou International Holdings Ltd.*	755,940	80,888
Mingfa Group International Company Ltd.*,†††,3	563,025	77,666
Wanda Hotel Development Company Ltd.*,1	674,887	72,215
Hydoo International Holding Ltd.	652,445	69,814
Ping An Securities Group Holdings Ltd.*	6,446,272	64,822
Jun Yang Financial Holdings Ltd.*	1,093,019	26,210
Total Financial		19,086,199
Consumer, Cyclical - 18.9%
Minth Group Ltd.	329,064	1,245,113
Xinyi Glass Holdings Ltd.*	1,254,334	1,080,215
Qunar Cayman Islands Ltd. ADR*,1	34,199	1,016,394
Shanghai Pharmaceuticals Holding Company Ltd. — Class H	346,214	950,702
Skyworth Digital Holdings Ltd.	972,323	720,773
China Lodging Group Ltd. ADR	15,896	709,438
Air China Ltd. — Class H	943,563	698,236
Intime Retail Group Company Ltd.	844,724	686,081
Fuyao Glass Industry Group Company Ltd. — Class H2	250,821	659,651
Weichai Power Company Ltd. — Class H	479,041	604,610
BAIC Motor Corporation Ltd. — Class H2	529,384	539,161
Li Ning Company Ltd.*	784,834	533,224
China Southern Airlines Company Ltd. — Class H	875,969	519,478
Red Star Macalline Group Corporation Ltd. — Class H2	527,661	477,543

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Consumer, Cyclical - 18.9% (continued)
China Eastern Airlines Corporation Ltd. — Class H*,1	872,957	$453,543
Digital China Holdings Ltd.*,1	451,506	406,875
Imperial Pacific International Holdings Ltd.*	22,383,034	406,872
Pou Sheng International Holdings Ltd.*	1,033,001	354,244
China Travel International Investment Hong Kong Ltd.	1,173,483	344,931
China Jicheng Holdings Ltd.*,1,2	9,331,010	336,827
China Dongxiang Group Company Ltd.	1,647,489	331,335
Golden Eagle Retail Group Ltd.	241,014	299,529
Zhongsheng Group Holdings Ltd.[1]	308,805	283,456
Baoxin Auto Group Ltd.*,††,1	444,083	242,745
Xtep International Holdings Ltd.	438,647	226,767
Xinhua Winshare Publishing and Media Company Ltd. — Class H*	214,665	218,629
BEP International Holdings Ltd.	4,068,625	217,679
Yestar International Holdings Company Ltd.	430,406	215,848
500.com Ltd. ADR*,1	11,672	210,096
HNA Holding Group Company Ltd.*,1	3,639,942	199,436
China Harmony New Energy Auto Holding Ltd.	375,084	199,226
Shanghai Jin Jiang International Hotels Group Co. Ltd. — Class H	608,469	196,110
Dah Chong Hong Holdings Ltd.	398,599	174,203
Haichang Ocean Park Holdings Ltd.*,2	794,633	165,959
Sinotruk Hong Kong Ltd.	327,836	160,606
C.banner International Holdings Ltd.*	505,489	156,402
Neo Telemedia Ltd.*	3,130,222	147,295
NewOcean Energy Holdings Ltd.	491,100	145,619
China ZhengTong Auto Services Holdings Ltd.	416,490	144,973
Weiqiao Textile Co. — Class H	204,642	143,257
China Lilang Ltd.	232,387	138,112
Bosideng International Holdings Ltd.	1,459,648	135,488
Hisense Kelon Electrical Holdings Company Ltd. — Class H	196,825	134,993
Jinmao Hotel and Jinmao China Hotel Investments and Management Ltd.	236,046	132,071
China Yongda Automobiles Services Holdings Ltd.	256,048	129,728
Hengdeli Holdings Ltd.*	1,139,004	124,814
361 Degrees International Ltd.	396,735	123,264
TCL Multimedia Technology Holdings Ltd.*	247,322	122,756
Ajisen China Holdings Ltd.	298,447	118,890
Cosmo Lady China Holdings Company Ltd.[2]	309,193	116,395

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Consumer, Cyclical - 18.9% (continued)
Qingling Motors Company Ltd. — Class H	367,940	$114,792
China Animation Characters Company Ltd.*	216,744	111,771
Cabbeen Fashion Ltd.	326,216	106,401
Kandi Technologies Group, Inc.*,1	16,344	101,823
Jumei International Holding Ltd. ADR*,1	18,735	98,921
Welling Holding Ltd.	429,641	78,653
China New City Commercial Development Ltd.*	237,053	68,762
Springland International Holdings Ltd.	486,515	65,858
Xinchen China Power Holdings Ltd.*	436,867	62,516
Parkson Retail Group Ltd.	619,296	51,896
Universal Health International Group Holding Ltd.*	555,091	27,909
Total Consumer, Cyclical		18,988,894
Industrial - 16.8%
Sunny Optical Technology Group Company Ltd.	337,222	1,802,023
Beijing Capital International Airport Company Ltd. — Class H*	710,319	801,275
AviChina Industry & Technology Company Ltd. — Class H	1,031,078	757,681
China Communications Services Corp. Ltd. — Class H	1,185,786	697,094
Lee & Man Paper Manufacturing Ltd.	836,636	675,198
China Railway Signal & Communication Corporation Ltd. — Class H2	886,451	661,688
Haitian International Holdings Ltd.	314,984	634,293
Shanghai Electric Group Company Ltd. — Class H*,††,1	1,407,047	625,818
Sinotrans Ltd. — Class H	1,061,790	525,642
Metallurgical Corporation of China Ltd. — Class H	1,489,425	481,962
Hollysys Automation Technologies Ltd.*	22,531	479,685
China High Speed Transmission Equipment Group Co. Ltd.	510,953	470,326
BBMG Corp. — Class H	1,159,666	451,502
CT Environmental Group Ltd.	1,311,989	404,248
Guangshen Railway Company Ltd. — Class H	712,916	386,018
Xinjiang Goldwind Science & Technology Company Ltd. — Class H1	247,786	359,696
Beijing Enterprises Clean Energy Group Ltd.*	10,852,559	356,773
China Lesso Group Holdings Ltd.	491,956	345,655
SITC International Holdings Company Ltd.	610,197	344,560
China Resources Cement Holdings Ltd.	864,640	338,867

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Industrial - 16.8% (continued)
China Zhongwang Holdings Ltd.	702,894	$337,095
Tianneng Power International Ltd.	361,864	295,771
China International Marine Containers Group Co. Ltd. — Class H	230,108	279,746
China Water Affairs Group Ltd.	417,641	260,597
Greatview Aseptic Packaging Company Ltd.	496,235	252,060
China Machinery Engineering Corp. — Class H	409,233	249,019
Chaowei Power Holdings Ltd.[1]	306,709	226,569
Zoomlion Heavy Industry Science and Technology Company Ltd. — Class H1	641,103	206,628
SIIC Environment Holdings Ltd.*	447,380	196,961
Dongjiang Environmental Company Ltd. — Class H	99,110	164,827
Lonking Holdings Ltd.	931,582	151,325
Harbin Electric Company Ltd. — Class H	331,187	150,719
Hi Sun Technology China Ltd.*	895,143	144,253
Wasion Group Holdings Ltd.[1]	249,747	141,346
Dongfang Electric Corporation Ltd. — Class H	167,997	131,249
Jiangnan Group Ltd.	911,626	130,455
China National Materials Company Ltd. — Class H	531,119	130,097
China Singyes Solar Technologies Holdings Ltd.[1]	234,910	129,921
China Aerospace International Holdings Ltd.	939,589	128,400
China Ocean Industry Group Ltd.*	5,555,390	125,335
West China Cement Ltd.*,1	1,241,307	124,823
Tianjin Port Development Holdings Ltd.	755,450	116,871
CPMC Holdings Ltd.	198,878	108,967
AVIC International Holding HK Ltd.*	1,588,006	108,505
First Tractor Company Ltd. — Class H	200,490	106,490
China Electronics Corporation Holdings Company Ltd.	416,343	104,129
Kangda International Environmental Company Ltd.[2]	478,144	95,546
Sinotrans Shipping Ltd.*	631,832	90,416
Ozner Water International Holding Ltd.*,1,2	426,059	89,532
Qinhuangdao Port Company Ltd. — Class H	388,990	89,264
Tianjin Capital Environmental Protection Group Company Ltd. — Class H	168,000	86,634
Tech Pro Technology Development Ltd.*	2,495,748	72,716
EVA Precision Industrial Holdings Ltd.	588,923	69,091

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Industrial - 16.8% (continued)
Sany Heavy Equipment International Holdings Company Ltd.*	451,858	$64,661
Boer Power Holdings Ltd.*,1	124,496	53,928
China Huarong Energy Company Ltd.*	457,832	26,266
China Shanshui Cement Group Ltd.*,†††,3	2,598,948	–
Total Industrial		16,840,216
Consumer, Non-cyclical - 16.2%
TAL Education Group ADR*,1	22,319	1,333,783
China Huishan Dairy Holdings Company Ltd.[1]	2,407,610	924,960
Shenzhen International Holdings Ltd.	527,007	846,555
Jiangsu Expressway Company Ltd. — Class H	598,589	841,154
Zhejiang Expressway Company Ltd. — Class H	713,330	795,475
Shandong Weigao Group Medical Polymer Company Ltd. — Class H	928,000	600,581
Tsingtao Brewery Company Ltd. — Class H	163,582	548,314
Shanghai Fosun Pharmaceutical Group Company Ltd. — Class H	185,158	537,088
Luye Pharma Group Ltd.*	823,536	523,419
Tong Ren Tang Technologies Company Ltd. — Class H	292,210	517,609
Uni-President China Holdings Ltd.[1]	640,294	456,482
CP Pokphand Company Ltd.	3,230,555	408,154
Universal Medical Financial & Technical Advisory Services Company Ltd.[2]	527,365	391,610
China Agri-Industries Holdings Ltd.*,1	1,094,436	386,599
Shenzhen Expressway Company Ltd. — Class H	347,905	367,786
SSY Group Ltd.	971,747	335,744
Phoenix Healthcare Group Company Ltd.	173,830	303,882
Fu Shou Yuan International Group Ltd.	474,192	292,215
Tibet Water Resources Ltd.	723,860	264,095
Vinda International Holdings Ltd.	135,158	255,444
Guangzhou Baiyunshan Pharmaceutical Holdings Company Ltd. — Class H*	100,190	254,972
Qingdao Port International Company Ltd. — Class H2	424,267	242,853
Livzon Pharmaceutical Group, Inc. — Class H	43,722	231,948
China Shengmu Organic Milk Ltd.*,1,2	1,009,199	223,782
China Modern Dairy Holdings Ltd.*,1	1,420,955	223,491

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Consumer, Non-cyclical - 16.2% (continued)
Yuexiu Transport Infrastructure Ltd.[1]	320,665	$222,410
Biostime International Holdings Ltd.*	80,561	204,810
Goodbaby International Holdings Ltd.	417,935	204,206
Lifetech Scientific Corp.*	985,041	196,837
Dalian Port PDA Company Ltd. — Class H	1,009,317	192,579
Anhui Expressway Company Ltd. — Class H	225,845	185,760
Consun Pharmaceutical Group Ltd.	275,797	172,090
China Foods Ltd.	359,290	162,119
Hua Han Health Industry Holdings Ltd.	2,307,911	160,669
Sichuan Expressway Company Ltd. — Class H	415,427	152,101
China Shineway Pharmaceutical Group Ltd.	139,999	146,916
Sinovac Biotech Ltd*,1	24,174	141,901
Microport Scientific Corp.*	215,557	137,558
United Laboratories International Holdings Ltd.*	301,630	136,101
Dawnrays Pharmaceutical Holdings Ltd.	182,750	127,696
Golden Meditech Holdings Ltd.*	964,940	124,400
Shandong Luoxin Pharmaceutical Group Stock Company Ltd. — Class H	81,442	122,634
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Company Ltd. — Class H	124,054	115,950
China Distance Education Holdings Ltd. ADR	9,859	111,604
PW Medtech Group Ltd.*	359,197	100,951
Xiamen International Port Company Ltd. — Class H	487,142	97,344
Poly Culture Group Corporation Ltd. — Class H	39,693	97,227
China Yurun Food Group Ltd.*	687,751	95,758
Yashili International Holdings Ltd.	423,491	91,722
Shanghai Haohai Biological Technology Company Ltd. — Class H2	17,788	86,225
China Beidahuang Industry Group Holdings Ltd. — Class A*	1,668,000	83,865
YuanShengTai Dairy Farm Ltd.*	1,356,784	78,712
Harmonicare Medical Holdings Ltd.[2]	124,979	71,377
Changshouhua Food Company Ltd.	147,737	67,424
China Pioneer Pharma Holdings Ltd.	206,655	66,605
China Huiyuan Juice Group Ltd.*	151,688	56,907
Shenguan Holdings Group Ltd.	548,304	39,585
Newtree Group Holdings Ltd.*	357,608	25,357

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Consumer, Non-cyclical - 16.2% (continued)
Hang Fat Ginseng Holdings Company Ltd.	1,157,500	$22,981
China Animal Healthcare Ltd.*,†††,3	863,000	–
Anxin-China Holdings Ltd.*,†††,3	2,827,938	–
Total Consumer, Non-cyclical		16,208,376
Basic Materials - 8.3%
Zijin Mining Group Company Ltd. — Class H	2,863,576	952,465
Sinopec Shanghai Petrochemical Company Ltd. — Class H	1,737,605	898,288
Kingboard Chemical Holdings Ltd.	318,917	830,518
Aluminum Corporation of China Ltd. — Class H*,1	1,952,492	732,491
Nine Dragons Paper Holdings Ltd.	833,027	669,063
China Hongqiao Group Ltd.[1]	756,258	649,328
Zhaojin Mining Industry Company Ltd. — Class H1	434,725	444,995
China Molybdenum Co. Ltd. — Class H1	1,789,887	394,586
Huabao International Holdings Ltd.*	984,661	379,559
Kingboard Laminates Holdings Ltd.	388,186	335,801
Angang Steel Company Ltd. — Class H*	540,155	265,316
Fufeng Group Ltd.	579,743	253,370
Yingde Gases Group Company Ltd.	530,938	232,040
Maanshan Iron & Steel Company Ltd. — Class H*	859,883	201,758
China BlueChemical Ltd. — Class H	880,575	168,015
North Mining Shares Company Ltd. — Class C*,1	6,922,862	157,079
MMG Ltd.*,1	675,568	155,028
Xingda International Holdings Ltd.	449,175	145,927
China Precious Metal Resources Holdings Company Ltd.*	3,974,857	127,597
Sinofert Holdings Ltd.	868,484	109,726
Dongyue Group Ltd.*,†††, 3	631,769	62,715
Shougang Concord International Enterprises Company Ltd.*	2,118,763	62,552
China Hanking Holdings Ltd.*	302,666	39,020
Total Basic Materials		8,267,237
Communications - 6.7%
Weibo Corp. ADR*,1	17,305	826,660
SouFun Holdings Ltd. ADR*,1	148,370	667,665
Autohome, Inc. ADR*	21,127	516,978
ZTE Corp. — Class H	376,079	508,113
Bitauto Holdings Ltd. ADR*,1	17,691	446,521
58.com, Inc. ADR*,1	9,805	446,128
51job, Inc. ADR*	11,166	372,163
21Vianet Group, Inc. ADR*,1	34,160	316,663

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Communications - 6.7% (continued)
Tuniu Corp ADR*,1	34,013	$311,559
Coolpad Group Ltd.*	1,528,340	293,580
Cogobuy Group*,1,2	174,871	283,157
CITIC Telecom International Holdings Ltd.	689,755	260,545
BYD Electronic International Company Ltd.	302,498	255,437
TCL Communication Technology Holdings Ltd.	237,998	221,529
China All Access Holdings Ltd.[1]	586,556	206,439
E-Commerce China Dangdang, Inc. — Class A ADR*,1	27,275	178,106
Huayi Tencent Entertainment Company Ltd.	3,098,998	175,790
Comba Telecom Systems Holdings Ltd.	629,082	111,109
Wisdom Sports Group*	307,230	104,169
Renren, Inc. ADR*	49,254	90,135
V1 Group Ltd.	1,442,429	68,804
Phoenix New Media Ltd. ADR*	15,525	55,269
Millennium Pacific Group Holdings Ltd.*	835,686	20,362
Total Communications		6,736,881
Technology - 4.9%
TravelSky Technology Ltd. — Class H	461,054	1,003,331
Kingsoft Corporation Ltd.[1]	370,934	758,439
Chinasoft International Ltd.*	927,390	431,608
NetDragon Websoft Holdings Ltd.[1]	119,518	402,926
Momo, Inc. ADR*,1	15,464	371,291
Kingdee International Software Group Company Ltd.*	917,464	353,656
AGTech Holdings Ltd.*,1	1,492,278	313,587
Leyou Technologies Holdings Ltd.*	1,434,078	212,613
Shunfeng International Clean Energy Ltd.*	1,449,545	194,350
Tian Ge Interactive Holdings Ltd.*,2	296,264	188,298
Hua Hong Semiconductor Ltd.[2]	162,687	178,276
NQ Mobile, Inc. — Class A ADR*,1	38,073	157,241
Changyou.com Ltd. ADR*	5,599	138,743
Ju Teng International Holdings Ltd.	415,870	123,312
Boyaa Interactive International Ltd.*	255,765	114,087
Total Technology		4,941,758
Energy - 4.5%
Xinyi Solar Holdings Ltd.[1]	2,046,938	841,812
Yanzhou Coal Mining Company Ltd. — Class H1	887,845	508,207
Sinopec Engineering Group Company Ltd. — Class H	595,059	493,277
Trina Solar Ltd. ADR*,1	43,447	456,628
Shougang Fushan Resources Group Ltd.*	1,969,244	365,580

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Energy - 4.5% (continued)
Beijing Jingneng Clean Energy Co. Ltd. — Class H	1,004,225	$304,242
Sinopec Kantons Holdings Ltd.[1]	492,512	238,105
AAG Energy Holdings Ltd.*,2	1,385,866	225,119
Sinopec Oilfield Service Corp. — Class H*	1,045,393	196,767
JinkoSolar Holding Company Ltd. ADR*,1	10,575	195,215
China Tian Lun Gas Holdings Ltd.*	188,697	160,557
JA Solar Holdings Company Ltd. ADR*,1	20,539	152,194
China Suntien Green Energy Corporation Ltd. — Class H	842,569	118,400
CIMC Enric Holdings Ltd.	280,965	116,997
Concord New Energy Group Ltd.	1,719,430	105,293
United Energy Group Ltd.*	1,808,566	61,787
Total Energy		4,540,180
Utilities - 3.0%
Huaneng Renewables Corporation Ltd. — Class H	1,920,506	713,063
China Power International Development Ltd.	1,607,981	607,392
Datang International Power Generation Company Ltd. — Class H	1,421,840	372,106
Huadian Power International Corporation Ltd. — Class H	806,684	360,872
Huadian Fuxin Energy Corporation Ltd. — Class H	1,271,056	327,729
China Oil & Gas Group Ltd.*	2,289,776	171,215
China Power New Energy Development Company Ltd.	234,314	142,581
China Datang Corporation Renewable Power Company Ltd. — Class H*	1,128,039	107,616
Yunnan Water Investment Company Ltd. — Class H	179,686	105,633
Tianjin Development Holdings Ltd.	195,736	92,862
Total Utilities		3,001,069
Diversified - 1.3%
Legend Holdings Corp. — Class H2	177,112	429,266
Carnival Group International Holdings Ltd.*	2,769,845	339,234
C C Land Holdings Ltd.	628,309	162,813
CITIC Resources Holdings Ltd.*,1	1,324,014	148,502
China Chengtong Development Group Ltd.*	1,411,012	127,335
Beijing Enterprises Environment Group Ltd.*	372,738	75,924
Total Diversified		1,283,074
Total Common Stocks
(Cost $130,496,123)		99,893,884

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Shares	Value
SECURITIES LENDING COLLATERAL†,4 - 8.7%
BNY Mellon Separately Managed Cash Collateral Account, 0.3318%	8,678,253	$8,678,253
Total Securities Lending Collateral
(Cost $8,678,253)		8,678,253

		Value
Total Investments - 108.3%
(Cost $139,174,376)		$108,572,137
Other Assets & Liabilities, net - (8.3)%		(8,331,395)
Total Net Assets - 100.0%		$100,240,742

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2016 — See Note 4.
2
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $6,581,225 (cost $7,547,650), or 6.6% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Security was fair valued by the Valuation Committee at August 31, 2016. The total market value of fair valued securities amounts to $140,381, (cost $3,766,695) or 0.14% of total net assets.
4	Securities lending collateral — See Note 4.

ADR	American Depositary Receipt

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$98,884,940	$868,563	$140,381	$99,893,884
Securities Lending Collateral	8,678,253	—	—	8,678,253
Total	$107,563,193	$868,563	$140,381	$108,572,137

The following is a summary of significant unobservable inputs used in the, fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at 8/31/2016	Valuation Technique	Unobservable Inputs
Common Stocks	$140,381	Last trade with adjustment	25%-44% Discount

A significant change in the unobservable input would have the following impact to the Level 3 valuation.

Unobservable Input	Impact to value if Input Increases	Impact to value if Input Decreases
Discount Rate	Decrease	Increase

Any remaining level 3 securities held by the Fund and excluded from the table above were not considered material to the Fund.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The transfers in and out of the valuation levels as of August 31, 2016, compared to the valuation levels at the end of the previous fiscal year are detailed below:

Transfer from Level 1 to Level 2	$868,563
Transfer from Level 2 to Level 1	157,939

The transfer from Level 1 to Level 2 is due to lack of an active market. The transfer from Level 2 to Level 1 is the result of securities resuming trading on the principal exchange on which they trade.

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended August 31, 2016:

Level 3 – Fair value measurement using significant unobservable inputs
Beginning Balance	$186,688
Realized Gain/Loss	-
Change in Unrealized Gain/Loss	(46,307)
Purchases	-
Sales	-
Transfers In	-
Transfers Out	-
Ending Balance	$140,381
Net change in unrealized appreciation (depreciation) for investments in securities still held as of August 31, 2016	$(46,307)

Guggenheim Frontier Markets ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Shares	Value
COMMON STOCKS† - 100.0%
Kuwait - 14.5%
National Bank of Kuwait SAKP	868,906	$1,667,104
Kuwait Finance House KSCP	813,930	1,238,531
Mobile Telecommunications Company KSC	819,053	867,009
Gulf Bank KSCP	473,326	353,859
Kuwait Food Company Americana SAK	42,041	339,332
Agility Public Warehousing Company KSC	222,744	338,942
Kuwait Projects Company Holding KSCP	172,784	314,361
Boubyan Bank KSCP	205,844	258,752
Burgan Bank SAK	175,352	188,519
National Gulf Holdings*,†††,1	51,616	–
Total Kuwait		5,566,409
Pakistan - 10.1%
MCB Bank Ltd.	265,973	532,632
Habib Bank Ltd.	247,449	513,848
Lucky Cement Ltd.	72,723	481,440
Hub Power Company Ltd.	292,785	347,875
Oil & Gas Development Company Ltd.	226,722	303,436
Engro Corporation Ltd.	101,259	295,921
Pakistan State Oil Company Ltd.	70,614	271,910
Pakistan Petroleum Ltd.	173,228	271,309
Fauji Fertilizer Company Ltd.	250,433	265,343
United Bank Ltd.	81,766	159,441
DG Khan Cement Company Ltd.	76,938	145,097
Pakistan Oilfields Ltd.	38,213	144,208
National Bank of Pakistan	186,721	129,408
Total Pakistan		3,861,868
Vietnam - 9.8%
Vingroup JSC*	637,290	1,374,294
Bank for Foreign Trade of Vietnam JSC	259,470	628,172
Masan Group Corp.*	151,730	469,373
Hoa Phat Group JSC	242,592	465,498
Bao Viet Holdings	83,540	232,212
Bank for Investment and Development of Vietnam JSC*	303,900	223,446
Vietnam Joint Stock Commercial Bank for Industry and Trade*	252,180	196,724
Saigon Securities, Inc.*	170,690	163,764
Total Vietnam		3,753,483
Nigeria - 9.4%
Guaranty Trust Bank plc	19,529,574	1,641,661
Nigerian Breweries plc	2,420,287	1,074,984
Zenith Bank plc	18,958,658	896,063
Total Nigeria		3,612,708
Argentina - 9.1%
YPF S.A. ADR	58,190	988,648
Grupo Financiero Galicia S.A. ADR	27,698	824,292
Pampa Energia SA ADR*,2	19,604	491,276
Banco Macro S.A. ADR	5,835	457,114
BBVA Banco Frances S.A. ADR	14,772	297,656

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Argentina - 9.1% (continued)
Arcos Dorados Holdings, Inc. — Class A*	44,899	$216,413
Cresud S.A. ADR*	10,532	186,206
Total Argentina		3,461,605
Kenya - 7.6%
Safaricom Ltd.	6,646,531	1,312,895
East African Breweries Ltd.	299,074	738,454
Equity Group Holdings Ltd.	1,702,771	462,481
KCB Group Ltd.	1,505,614	412,650
Total Kenya		2,926,480
Morocco - 7.1%
Attijariwafa Bank	43,217	1,541,892
Banque Centrale Populaire	37,491	869,728
Douja Promotion Groupe Addoha S.A.	79,193	289,435
Total Morocco		2,701,055
Oman - 7.0%
Bank Muscat SAOG	1,060,116	1,046,348
Oman Telecommunications Company SAOG	218,977	915,722
Ominvest	307,977	438,368
Bank Sohar SAOG	673,369	292,085
Total Oman		2,692,523
Romania - 6.9%
Banca Transilvania S.A.	2,080,655	1,239,043
BRD-Groupe Societe Generale S.A.	184,977	527,633
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	76,725	457,862
Electrica S.A.	117,072	405,414
Total Romania		2,629,952
United States - 4.9%
MercadoLibre, Inc.	10,938	1,881,336
		–
Cyprus - 4.3%
Aroundtown Property Holdings plc*,2	153,130	822,044
Bank of Cyprus Pcl*	4,909,371	820,171
Total Cyprus		1,642,215
Panama - 4.1%
Copa Holdings S.A. — Class A2	20,277	1,549,772
		–
Kazakhstan - 2.6%
KazMunaiGas Exploration Production JSC GDR*	96,317	683,851
Halyk Savings Bank of Kazakhstan JSC GDR*	54,602	328,158
Total Kazakhstan		1,012,009
United Kingdom - 1.7%
KAZ Minerals plc*	172,417	386,594
Nostrum Oil & Gas plc*	65,217	253,682
Total United Kingdom		640,276
Luxembourg - 0.9%
Adecoagro S.A.*	35,553	357,308
		–
Total Common Stocks
(Cost $42,302,011)		38,288,999

Guggenheim Frontier Markets ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 6.7%
BNY Mellon Separately Managed Cash Collateral Account, 0.3356%	2,565,206	$2,565,206
Total Securities Lending Collateral
(Cost $2,565,206)		2,565,206
Total Investments - 106.7%
(Cost $44,867,217)		$40,854,205
Other Assets & Liabilities, net - (6.7)%		(2,563,177)
Total Net Assets - 100.0%		$38,291,028

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1	Security was fair valued by the Valuation Committee at August 31, 2016. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
2	All or portion of this security is on loan at August 31, 2016 — See Note 4.
3	Securities lending collateral — See Note 4.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
plc	Public Limited Company

The following table summarizes the inputs used to value the Fund's investments at August 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Assets
Common Stocks	$38,288,999	$—	$—	*	$38,288,999
Securities Lending Collateral	2,565,206	—	—		2,565,206
Total	$40,854,205	$—	$—	*	$40,854,205
*Includes a security with a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The transfers in and out of the valuation levels as of August 31, 2016, compared to the valuation levels at the end of the previous fiscal year are detailed below:

Transfer from Level 2 to Level 1	$339,332

The transfer from Level 2 to Level 1 is the result of a security resuming trading on the principal exchange on which it trades.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended August 31, 2016:

Level 3 – Fair value measurement using significant unobservable inputs
Beginning Balance	$-
Realized Gain/Loss	-
Change in Unrealized Gain/Loss	-
Purchases	-
Sales	-
Transfers In	-
Transfers Out	-
Ending Balance	$-
Net change in unrealized appreciation (depreciation) for investments in securities still held at August 31, 2016	$-

Guggenheim International Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Shares	Value
COMMON STOCKS† - 88.0%
United Kingdom - 10.5%
BHP Billiton plc	15,605	$202,314
Aviva plc	29,589	166,017
Prudential plc	8,035	143,487
Man Group plc	87,476	124,535
Rio Tinto plc	3,953	119,128
Carnival plc	2,084	99,733
Compass Group plc	5,263	99,395
Royal Dutch Shell plc — Class A	3,876	94,446
HSBC Holdings plc	12,238	90,447
InterContinental Hotels Group plc	2,057	87,853
SSE plc	4,423	87,124
BT Group plc	16,993	85,985
Pearson plc	7,507	85,095
Rentokil Initial plc	28,353	79,429
Smith & Nephew plc	4,626	74,461
TalkTalk Telecom Group plc	23,848	65,903
ARM Holdings plc	2,382	52,910
Total United Kingdom		1,758,262
Japan – 9.7%
Sumitomo Mitsui Financial Group, Inc.	5,700	199,542
Nomura Holdings, Inc.	35,800	168,660
Toyota Motor Corp.	2,400	144,739
Nissan Motor Company Ltd.	13,200	129,531
NSK Ltd.	10,800	111,305
Denso Corp.	2,400	99,123
Tokio Marine Holdings, Inc.	2,500	98,226
Minebea Company Ltd.	9,200	93,391
Amada Holdings Company Ltd.	8,300	86,824
Makita Corp.	1,100	79,016
Nintendo Company Ltd.	300	65,766
Kirin Holdings Company Ltd.	3,900	63,589
Casio Computer Company Ltd.	3,600	50,849
FUJIFILM Holdings Corp.	1,300	48,853
Bridgestone Corp.	1,400	48,117
Alps Electric Company Ltd.	1,738	39,201
ANA Holdings, Inc.	14,000	38,074
Marui Group Company Ltd.	2,800	34,135
Ajinomoto Company, Inc.	1,200	25,442
Total Japan		1,624,383
United States - 9.4%
Devon Energy Corp.	8,577	371,642
Murphy Oil Corp.	9,635	257,447
Anadarko Petroleum Corp.	4,358	233,022
Apache Corp.	4,332	215,300
Noble Energy, Inc.	5,694	196,329
QEP Resources, Inc.	8,358	159,638
EOG Resources, Inc.	1,522	134,682
Total United States		1,568,060
Hong Kong - 7.7%
Hang Lung Group Ltd.	60,000	219,680
CLP Holdings Ltd.	15,500	158,962
MTR Corporation Ltd.	25,077	137,076
Beijing Enterprises Holdings Ltd.	23,500	134,818
CITIC Ltd.	77,000	121,306
China Unicom Hong Kong Ltd.	98,000	111,054
New World Development Company Ltd.	86,000	107,878

	Shares	Value
COMMON STOCKS† - 88.0% (continued)
Hong Kong - 7.7% (continued)
Television Broadcasts Ltd.	28,500	$101,776
Hong Kong & China Gas Company Ltd.	51,700	98,644
China Resources Power Holdings Company Ltd.	50,000	86,376
Total Hong Kong		1,277,570
China - 5.1%
China Petroleum & Chemical Corp. ADR	4,718	336,725
China Life Insurance Company Ltd. ADR[1]	19,234	229,076
Huaneng Power International, Inc. ADR[1]	7,999	193,816
China Telecom Corporation Ltd. ADR[1]	1,665	85,781
Total China		845,398
Bermuda - 4.1%
Man Wah Holdings Ltd.	212,000	144,035
Hongkong Land Holdings Ltd.	15,900	103,191
Orient Overseas International Ltd.	28,500	96,632
SmarTone Telecommunications Holdings Ltd.	52,000	85,809
Shangri-La Asia Ltd.	70,000	75,805
Li & Fung Ltd.	132,000	67,900
Jardine Strategic Holdings Ltd.	2,000	64,480
Haier Electronics Group Company Ltd.	25,000	41,835
Total Bermuda		679,687
Switzerland - 3.6%
Novartis AG	1,733	136,516
Zurich Insurance Group AG*	507	129,723
Nestle S.A.	1,537	122,485
Panalpina Welttransport Holding AG	772	106,542
Roche Holding AG	414	101,251
Total Switzerland		596,517
Netherlands - 3.4%
Wolters Kluwer N.V.	2,738	114,735
BE Semiconductor Industries N.V.	3,602	112,529
STMicroelectronics N.V.	13,857	103,449
Arcadis N.V.	6,605	88,423
Randstad Holding N.V.	1,768	83,244
Heineken N.V. ADR	643	57,363
Total Netherlands		559,743
France - 3.2%
Vivendi S.A.	7,956	154,004
Engie S.A.	7,464	118,793
Electricite de France S.A.	8,564	109,498
Sodexo S.A.	737	85,244
Valeo S.A.	1,368	70,680
Total France		538,219
Chile - 3.0%
Banco Santander Chile ADR	11,144	235,918
Enersis Americas S.A. ADR	17,927	149,332
Cia Cervecerias Unidas S.A. ADR	2,920	61,758

Guggenheim International Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Shares	Value
COMMON STOCKS† - 88.0% (continued)
Chile - 3.0% (continued)
Empresa Nacional de Electricidad S.A. ADR	2,525	$57,141
Total Chile		504,149
India – 3.0%
ICICI Bank Ltd. ADR	36,688	281,396
Infosys Ltd. ADR	7,530	119,426
Wipro Ltd. ADR	4,168	43,014
HDFC Bank Ltd. ADR	438	31,383
Dr Reddy's Laboratories Ltd. ADR	554	25,213
Total India		500,432
Australia – 3.0%
BHP Billiton Ltd.	12,172	186,891
Australia & New Zealand Banking Group Ltd.	6,338	128,133
Brambles Ltd.	9,821	90,934
Westpac Banking Corp.	4,092	90,600
Total Australia		496,558
Canada - 2.8%
Canadian Natural Resources Ltd.	8,068	250,512
Crescent Point Energy Corp	13,785	208,154
PrairieSky Royalty Ltd.	157	3,075
Total Canada		461,741
Germany - 2.7%
Siemens AG	1,370	163,341
Allianz AG	1,056	157,071
SAP AG	858	75,263
Continental AG	258	53,993
Total Germany		449,668
Taiwan, Province of China - 2.5%
Advanced Semiconductor Engineering, Inc. ADR	27,465	166,438
Chunghwa Telecom Company Ltd. ADR	4,178	149,782
Taiwan Semiconductor Manufacturing Company Ltd. ADR	3,746	107,660
Total Taiwan, Province of China		423,880
Cayman Islands - 2.0%
Himax Technologies, Inc. ADR[1]	13,855	147,140
SouFun Holdings Ltd. ADR*	24,593	110,669
China State Construction International Holdings Ltd.	62,000	74,016
Total Cayman Islands		331,825
Spain – 1.9%
Telefonica S.A.	9,572	96,267
Banco Santander S.A.	21,003	94,036
Grifols S.A.	3,455	73,074
Industria de Diseno Textil S.A.	1,728	61,134
Total Spain		324,511
Jersey - 1.9%
WPP plc	5,935	136,495
Experian plc	5,425	107,572
Randgold Resources Ltd. ADR	536	50,196
Shire plc	332	20,702
Total Jersey		314,965
Singapore - 1.5%
CapitaLand Ltd.	57,300	129,075

	Shares	Value
COMMON STOCKS† - 88.0% (continued)
Singapore - 1.5% (continued)
Keppel Corporation Ltd.	33,700	$128,089
Total Singapore		257,164
Sweden - 1.4%
Swedbank AB — Class A	7,050	161,866
Telia Company AB	15,846	71,452
Total Sweden		233,318
Norway - 1.4%
Yara International ASA	4,032	142,987
Telenor ASA	5,155	89,922
Total Norway		232,909
Philippines - 1.1%
Philippine Long Distance Telephone Co. ADR	4,590	177,082
Portugal - 0.7%
Galp Energia SGPS S.A. — Class B	7,477	108,507
Republic of Korea - 0.5%
POSCO ADR	1,544	78,698
SK Telecom Company Ltd. ADR	471	10,221
Total Republic of Korea		88,919
Italy - 0.5%
Eni SpA	5,216	78,658
Mexico - 0.4%
America Movil SAB de CV — Class L ADR	6,243	74,728
Israel - 0.4%
Bank Hapoalim BM	12,935	69,277
South Africa - 0.4%
Sibanye Gold Ltd. ADR	4,042	62,368
Argentina - 0.1%
YPF S.A. ADR	864	14,679
Grupo Financiero Galicia S.A. ADR	103	3,065
Total Argentina		17,744
Brazil - 0.1%
Embraer S.A. ADR	512	9,016
Total Common Stocks
(Cost $14,892,366)		14,665,258

PREFERRED STOCKS† - 0.7%
Brazil - 0.7%
Cia Brasileira de Distribuicao ADR	4,622	72,380
Itau Unibanco Holding S.A. ADR	3,634	40,265
Total Preferred Stocks
(Cost $89,089)		112,645

ROYALTY TRUST† - 0.7%
United States - 0.7%
BP Prudhoe Bay Royalty Trust[1]	6,540	112,423
Total Royalty Trust
(Cost $197,854)		112,423
CLOSED-END FUNDS† - 10.1%
Babson Capital Global Short Duration High Yield Fund[1]	8,376	157,217

	Shares	Value
CLOSED-END FUNDS† - 10.1% (continued)
Western Asset High Income Fund II, Inc.	21,336	$154,899
Nuveen Global High Income Fund	8,604	136,372
DoubleLine Income Solutions Fund[1]	6,817	131,159
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	16,090	127,916
Wells Fargo Global Dividend Opportunity Fund	19,569	115,653
BlackRock Corporate High Yield Fund, Inc.	9,887	107,571
Prudential Global Short Duration High Yield Fund, Inc.	6,481	100,456
BlackRock Multi-Sector Income Trust[1]	5,677	97,133
First Trust Intermediate Duration Preferred & Income Fund	4,074	95,658
Calamos Global Dynamic Income Fund	12,610	94,197

	Shares	Value
CLOSED-END FUNDS† - 10.1% (continued)
Invesco Dynamic Credit Opportunities Fund[1]	7,957	$92,858
Nuveen Floating Rate Income Opportunity Fund[1]	8,341	90,333
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	3,466	89,042
Invesco Senior Income Trust[1]	19,829	87,446
Total Closed-End Funds
(Cost $1,600,091)		1,677,910

SECURITIES LENDING COLLATERAL†,2 - 5.9%
BNY Mellon Separately Managed Cash Collateral Account, 0.3310%	988,622	988,622
Total Securities Lending Collateral
(Cost $988,622)		988,622
Total Investments - 105.4%
(Cost $17,768,022)		$17,556,858
Other Assets & Liabilities, net - (5.4)%		(898,598)
Total Net Assets - 100.0%		$16,658,260

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2016 — See Note 4.
2	Securities lending collateral — See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company

The following table summarizes the inputs used to value the Fund's investments at August 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$14,665,258	$—	$—	$14,665,258
Closed-End Funds	1,677,910	—	—	1,677,910
Preferred Stocks	112,645	—	—	112,645
Royalty Trust	112,423	—	—	112,423
Securities Lending Collateral	988,622	—	—	988,622
Total	$17,556,858	$—	$—	$17,556,858

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2016, there were no transfers between levels.

Guggenheim MSCI Global Timber ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Shares	Value
COMMON STOCKS† - 99.0%
United States - 47.5%
WestRock Co.	179,760	$8,610,505
Weyerhaeuser Co. REIT	268,273	8,544,496
International Paper Co.	174,856	8,478,767
Sealed Air Corp.	177,461	8,363,737
Packaging Corporation of America	88,280	6,941,456
Avery Dennison Corp.	83,651	6,477,933
Sonoco Products Co.	94,514	4,871,252
Bemis Company, Inc.	88,820	4,671,932
Graphic Packaging Holding Co.	302,061	4,331,555
Rayonier, Inc. REIT	115,212	3,171,786
Louisiana-Pacific Corp.*	134,842	2,626,722
Domtar Corp.	58,708	2,190,983
KapStone Paper and Packaging Corp.	86,004	1,505,930
Potlatch Corp. REIT	38,167	1,445,384
Neenah Paper, Inc.	15,698	1,262,590
Schweitzer-Mauduit International, Inc.	28,659	1,125,726
Clearwater Paper Corp.*	16,045	995,913
Boise Cascade Co.*	36,350	953,824
PH Glatfelter Co.	40,809	904,736
Deltic Timber Corp.	10,252	727,174
CatchMark Timber Trust, Inc. REIT — Class A	36,370	425,529
Mercer International, Inc.	42,455	352,801
Resolute Forest Products, Inc.*	58,772	340,878
Total United States		79,321,609
Finland - 10.4%
UPM-Kymmene Oyj	402,784	8,079,294
Stora Enso Oyj — Class R	516,768	4,555,479
Huhtamaki Oyj	85,921	3,732,084
Metsa Board Oyj[1]	179,888	1,059,852
Total Finland		17,426,709
South Africa - 7.2%
Mondi plc	344,487	6,988,691
Sappi Ltd.*	507,898	2,499,424
Mondi Ltd.	110,983	2,240,154
Mpact Ltd.	157,251	347,223
Total South Africa		12,075,492
Australia - 6.8%
Amcor Ltd.	695,123	8,358,718
Orora Ltd.	1,131,918	2,637,149
TFS Corporation Ltd.[1]	309,437	365,115
Total Australia		11,360,982
Japan - 4.9%
Oji Holdings Corp.	761,472	3,062,526
Nippon Paper Industries Company Ltd.[1]	92,666	1,717,414
Rengo Company Ltd.	164,972	980,884
Hokuetsu Kishu Paper Co. Ltd.[1]	117,753	739,976
Daio Paper Corp.[1]	63,048	669,887
Tokushu Tokai Paper Company Ltd.	84,587	285,405
Pack Corp.	11,212	265,572
Daiken Corp.	65,432	242,915
Mitsubishi Paper Mills Ltd.*	257,066	173,970
Total Japan		8,138,549

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Canada - 4.5%
West Fraser Timber Company Ltd.	63,388	$2,132,983
Stella-Jones, Inc.	42,124	1,427,410
Norbord, Inc.	40,055	961,650
Canfor Corp.*	74,745	867,624
Interfor Corp.*	65,675	779,861
Western Forest Products, Inc.	370,943	599,367
Cascades, Inc.	62,204	529,093
Canfor Pulp Products, Inc.	32,086	256,042
Total Canada		7,554,030
Ireland - 3.3%
Smurfit Kappa Group plc	221,685	5,456,524
		–
Brazil - 3.1%
Klabin S.A.	520,602	2,736,791
Fibria Celulose S.A. ADR	233,826	1,604,046
Duratex S.A.	292,015	784,715
Total Brazil		5,125,552
United Kingdom - 2.8%
DS Smith plc	886,278	4,741,695
		–
Sweden - 2.7%
BillerudKorsnas AB	166,021	2,828,352
Holmen AB — Class B	46,626	1,626,710
Total Sweden		4,455,062
Chile - 1.4%
Empresas CMPC S.A.	1,172,549	2,337,913
		–
Bermuda - 1.2%
Nine Dragons Paper Holdings Ltd.	1,532,000	1,230,459
Multi Packaging Solutions International Ltd.*	29,062	407,449
KuangChi Science Ltd.*	1,072,000	378,674
Total Bermuda		2,016,582
Cayman Islands - 1.1%
Lee & Man Paper Manufacturing Ltd.	1,283,000	1,035,431
Greatview Aseptic Packaging Company Ltd.	1,004,000	509,976
AMVIG Holdings Ltd.	480,000	168,937
China Wood Optimization Holding Ltd.*	282,395	121,961
Sheen Tai Holdings Grp Company Ltd.	754,000	81,653
Total Cayman Islands		1,917,958
Portugal - 0.9%
Navigator Company S.A.	201,913	667,895
Semapa-Sociedade de Investimento e Gestao	22,870	298,016
Altri SGPS S.A.	67,348	265,681
Corticeira Amorim SGPS S.A.	24,952	216,709
Total Portugal		1,448,301
Spain - 0.5%
Ence Energia y Celulosa S.A.	129,121	326,445
Miquel y Costas & Miquel S.A.	7,007	302,875
Papeles y Cartones de Europa S.A.[1]	39,520	218,536
Total Spain		847,856
China - 0.4%
Shandong Chenming Paper Holdings Ltd. — Class H	673,307	591,995
		–

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Malaysia - 0.2%
Ta Ann Holdings BHD	161,775	$142,408
Jaya Tiasa Holdings BHD	310,200	93,316
Total Malaysia		235,724
France - 0.1%
Oeneo S.A.	23,100	214,568
Total Common Stocks
(Cost $147,732,425)		165,267,101
PREFERRED STOCKS† - 0.7%
Brazil - 0.7%
Suzano Papel E Celulose SA	379,022	1,195,505
Total Preferred Stocks
(Cost $1,081,961)		1,195,505
SECURITIES LENDING COLLATERAL†,2 - 0.3%
BNY Mellon Separately Managed Cash Collateral Account, 0.3223%	438,654	438,654
Total Securities Lending Collateral
(Cost $438,654)		438,654
Total Investments - 100.0%
(Cost $149,253,040)		$166,901,260
Other Assets & Liabilities, net - 0.0%		18,235
Total Net Assets - 100.0%		$166,919,495

*	Non-income producing security.
†	Value determined based on Level 1 inputs —See Note 2.
1	All or portion of this security is on loan at August 31, 2016 - See Note 4.
2	Securities lending collateral - See Note - 4.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$165,267,101	$—	$—	$165,267,101
Preferred Stocks	1,195,505	—	—	1,195,505
Securities Lending Collateral	438,654	—	—	438,654
Total	$166,901,260	$—	$—	$166,901,260

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2016, there were no transfers between levels.

Guggenheim Shipping ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Shares	Value
COMMON STOCKS† - 78.6%
Denmark - 20.5%
AP Moeller - Maersk A/S — Class B	6,698	$9,997,986
Bermuda – 20.0%
COSCO SHIPPING Ports Ltd.	2,524,161	2,733,484
Ship Finance International Ltd.[1]	115,010	1,735,501
Nordic American Tankers Ltd.[1]	145,210	1,489,855
GasLog Ltd.[1]	109,043	1,482,985
Tsakos Energy Navigation Ltd.	220,495	1,089,245
BW LPG Ltd.[2]	283,255	747,097
Avance Gas Holding Ltd.[1,2]	224,490	452,150
Total Bermuda		9,730,317
Japan - 14.6%
Nippon Yusen K.K.	2,100,266	3,817,373
Kawasaki Kisen Kaisha Ltd.[1]	1,307,412	3,299,024
Total Japan		7,116,397
Marshall Islands - 11.5%
Seaspan Corp.[1]	105,390	1,528,155
Costamare, Inc.	120,466	1,060,101
DHT Holdings, Inc.[1]	244,889	1,055,472
Teekay Corp.[1]	138,433	1,000,871
Teekay Tankers Ltd. — Class A	365,573	954,146
Total Marshall Islands		5,598,745
United States - 5.5%
Matson, Inc.	69,413	2,678,648
Belgium - 3.6%
Euronav N.V.[1]	200,707	1,772,243

	Shares	Value
COMMON STOCKS† - 78.6% (continued)
Singapore - 2.9%
Sembcorp Marine Ltd.[1]	1,518,721	$1,420,823
Total Common Stocks
(Cost $47,755,194)		38,315,159
MASTER LIMITED PARTNERSHIPS† - 20.6%
Marshall Islands - 20.6%
Golar LNG Partners, LP1	91,314	1,773,318
Teekay LNG Partners, LP1	119,314	1,542,729
Capital Product Partners, LP	414,954	1,473,087
GasLog Partners, LP1	73,284	1,453,955
Dynagas LNG Partners, LP1	86,973	1,275,894
Teekay Offshore Partners, LP1	230,940	1,274,789
KNOT Offshore Partners, LP1	68,319	1,272,100
Total Master Limited Partnerships
(Cost $11,971,258)		10,065,872
SECURITIES LENDING COLLATERAL†,3 - 22.1%
BNY Mellon Separately Managed Cash Collateral Account, 0.3356%	10,783,531	10,783,531
Total Securities Lending Collateral
(Cost $10,783,531)		10,783,531
Total Investments - 121.3%
(Cost $70,509,983)		$59,164,562
Other Assets & Liabilities, net - (21.3)%		(10,384,615)
Total Net Assets - 100.0%		$48,779,947

†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2016 — See Note 4.
2
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $1,199,247 (cost $3,448,463), or 2.5% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Securities lending collateral — See Note 4.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$38,315,159	$—	$—	$38,315,159
Master Limited Partnership	10,065,872	—	—	10,065,872
Securities Lending Collateral	10,783,531	—	—	10,783,531
Total	$59,164,562	$—	$—	$59,164,562

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2016, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Claymore Exchange –Traded Fund Trust 2’s (the “Trust”) policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semiannual or annual shareholder report.

The following seven portfolios have a quarterly reporting period ended on August 31, 2016:

Guggenheim Canadian Energy Income ETF
Guggenheim China Real Estate ETF
Guggenheim China Small Cap ETF
Guggenheim Frontier Markets ETF
Guggenheim International Multi-Asset Income ETF
Guggenheim MSCI Global Timber ETF
Guggenheim Shipping ETF

Each portfolio represents a separate series of the Trust (each a “Fund” or collectively the “Funds”).

1.	Significant Accounting Policies
The Trust operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Funds. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sale price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

2.	Fair Value Measurement
In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral spread over Treasuries, and other information and analysis.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

3.	Federal Income Taxes
As of August 31, 2016, the cost of investments and accumulated unrealized appreciation/depreciation on investments, excluding foreign currency, for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized (Depreciation)	Net Tax Unrealized Appreciation (Depreciation) on Investments
Guggenheim Canadian Energy Income ETF	$47,150,608	$456,117	$(5,370,636)	$(4,914,519)
Guggenheim China Real Estate ETF	45,777,584	1,101,124	(2,565,848)	(1,464,724)
Guggenheim China Small Cap ETF	141,210,441	11,412,610	(44,050,914)	(32,638,304)
Guggenheim Frontier Markets ETF	45,808,729	3,329,412	(8,283,936)	(4,954,524)
Guggenheim International Multi-Asset Income ETF	17,800,625	1,104,023	(1,347,790)	(243,767)
Guggenheim MSCI Global Timber ETF	150,590,854	20,216,530	(3,906,124)	16,310,406
Guggenheim Shipping ETF	71,473,614	793,110	(13,102,162)	(12,309,052)

4.	Portfolio Securities Loaned
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The separately managed accounts invest in short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

As of August 31, 2016, the Funds participated in securities lending as follows:

	Value of Securities Loaned	Cash Collateral	Non-Cash Collateral	Total Collateral
Guggenheim Canadian Energy Income ETF	$11,269,190	$11,846,359	$-	$11,846,359
Guggenheim China Real Estate ETF	189,359	110,327	94,801	205,128
Guggenheim China Small Cap ETF	12,296,674	8,678,253	4,720,016	13,398,269
Guggenheim Frontier Markets ETF	2,491,863	2,565,206	-	2,565,206
Guggenheim International Multi-Asset Income ETF	956,295	988,622	-	988,622
Guggenheim MSCI Global Timber ETF	4,014,614	438,654	3,925,982	4,364,636
Guggenheim Shipping ETF	12,587,583	10,783,531	2,379,323	13,162,854

SUPPLEMENTAL INFORMATION (Unaudited)

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Funds have investment policies relating to concentration in specific industries. For purposes of these investment policies, the Funds usually classify industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.   Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2

By:       /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:   October 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:   October 31, 2016

By:       /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:   October 31, 2016